Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500
Washington, DC 20036
Telephone 202.822.9611
Fax 202.822.0140 www.stradley.com

August 9, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Morningstar Funds Trust

1933 Act Registration No. 333-216479

1940 Act Registration No. 811-23235

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Morningstar Funds Trust (the “Trust”) certifies that:

a.    the form of the Trust’s Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 2 to the Trust’s registration statement on Form N-1A; and

b.    the text of Post-Effective Amendment No. 2 to the Trust’s registration statement was filed with the Securities and Exchange Commission via EDGAR on August 5, 2019 (Accession No. 0001193125-19-213132) with an effective date of August 6, 2019.

Please direct any questions to the undersigned at (202) 507-5154.

Very truly yours,

/s/ Eric S. Purple
Eric S. Purple